Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2018 AUD ($) item	Sep. 30, 2017 AUD ($)
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 63,211	$ 69,117
Carrying amount of associated liabilities	52,544	55,685
Fair value of transferred assets	7,662	8,282
Fair value of associated liabilities	7,565	8,223
Net fair value position	97	59
Securitisation - own assets
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	517	511
Carrying amount of transferred assets	7,631	8,249
Carrying amount of associated liabilities	7,588	8,209
Fair value of transferred assets	7,662	8,282
Fair value of associated liabilities	7,565	8,223
Net fair value position	97	59
Customer conduits
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	$ 0	392
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2
Carrying amount of transferred assets	$ 43,088	42,122
Carrying amount of associated liabilities	35,434	34,516
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	12,492	18,746
Carrying amount of associated liabilities	9,522	12,960
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	145,941	152,298
Carrying amount of associated liabilities	136,518	140,512
Fair value of transferred assets	97,291	98,434
Fair value of associated liabilities	96,473	96,478
Net fair value position	818	1,956
Parent Entity | Securitisation - own assets
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	97,259	98,368
Carrying amount of associated liabilities	96,728	97,872
Fair value of transferred assets	97,291	98,434
Fair value of associated liabilities	96,473	96,478
Net fair value position	818	1,956
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	36,190	35,202
Carrying amount of associated liabilities	30,268	29,698
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	12,492	18,728
Carrying amount of associated liabilities	$ 9,522	$ 12,942